Accounts Receivable - Summary of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accounts Receivable Net [Abstract]
Accounts receivable	¥ 434,720	$ 66,624	¥ 309,465
Allowance for doubtful accounts	(12,496)	(1,915)	(4,770)	$ (731)	¥ (98)
Accounts receivable, net	¥ 422,224	$ 64,709	¥ 304,695